Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands narrative (Details) € in Millions, £ in Millions, R in Millions							3 Months Ended	11 Months Ended	12 Months Ended
	May 26, 2023 GBP (£)	Sep. 30, 2022 GBP (£)	May 10, 2022 GBP (£)	May 10, 2022 EUR (€)	Apr. 01, 2020 GBP (£)	Apr. 01, 2020 ZAR (R)	Sep. 30, 2022 GBP (£)	May 26, 2023 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 GBP (£)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Net sales									£ 17,113	£ 15,452		£ 12,733
Non-operating items									328	(17)		14
Operating profit									4,632	4,409		3,731
Increase (decrease) in working capital									1,175	179		(331)
USL Popular brands
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)		£ (87)
Net sales							£ 34			139		148
Non-operating items									4
Operating profit							£ 5			26		30
Increase (decrease) in working capital		(31)
Decrease through loss of control of subsidiary, intangible assets other than goodwill		22
Goodwill derecognised without having previously been included in disposal group classified as held for sale		£ 16
Guinness Cameroun SA
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)	£ (384)								(384)
Sale of businesses	£ 63
Net sales								£ 101		124		113
Non-operating items									£ 310
Operating profit								£ 26		27		22
Meta Abo Brewery
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items										(95)
Exchange recycled from other comprehensive income										(63)
Picon Brand
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items										91
Portion of consideration paid (received) consisting of cash and cash equivalents			£ (100)	€ (117)
United National Breweries
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents										£ (6)	R (133)	(10)
Aggregate consideration					£ 27	R 600
Contingent consideration					£ (17)	R (378)
USL businesses
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items												3
Portion of consideration paid (received) consisting of cash and cash equivalents												£ (3)